Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB

Balance at beginning of the year	1,803,415	1,803,415
Goodwill acquired during the year (Note 3)	—	16,511
Impairment losses	—	(1,819,926)
Balance at ending of the year	1,803,415	—